Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following (in thousands):

	As of
	June 30, 2022	December 31, 2021
Accounts payable	$8,151	$6,566
Accrued operating	7,713	11,448
Accrued administrative	5,402	9,059
Accounts payable and accrued expenses	$21,266	$27,073